Other intangibles, net - Other Intangibles (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 150,728	$ 163,167
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	145,471	156,059
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 5,257	$ 7,108